Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage revenues (i)	10,300	9,200	19,416	18,177
Vessel operating expenses (ii)	(2,886)	(1,337)	(5,158)	(2,733)
Time-charter hire expenses (iii)	(5,867)	(5,368)	(11,717)	(11,290)
General and administrative expenses (iv)	(4,145)	(3,787)	(8,992)	(7,585)
Equity income (v)	602	603	1,198	1,206